Future Minimum Lease Payments	3 Months Ended
Mar. 31, 2017
Leases [Abstract]
Future Minimum Lease Payments

NOTE 13. FUTURE MINIMUM LEASE PAYMENTS

In connection with the business acquisitions (See Note 6.), we acquired the leases for four hundred sixty-seven billboard locations. Some of the leases are non-cancelable operating leases having remaining terms ranging from month-to-month to two hundred ninety months. In many instances, we can cancel the lease with little or no penalty. Ground rents for the years ended December 31, 2015 and 2016 and the three months ended March 31, 2016 and 2017 were $114,587 and $546,884, and $98,607 (unaudited) and $287,143 (unaudited), respectively. Contingent rents included in ground rents for the years ended December 31, 2015 and 2016 and the three months ended March 31, 2016 and 2017 were $1,733 and $46,980, and $10,786 (unaudited) and $10,932 (unaudited), respectively.

We lease office space under leases expiring between 2019 and 2022. Rent expense included in general and administrative expense for the year ended December 31, 2015 and 2016 and three months ended March 31, 2016 and 2017 was $0 and $32,744, and $4,716 (unaudited) and $44,816 (unaudited), respectively.

Future minimum rents are as follows for the twelve months ending:

December 31,		March 31,
		(unaudited)
2017	$665,242	2018	$1,089,490
2018	640,676	2019	1,058,395
2019	583,690	2020	970,814
2020	537,633	2021	887,821
2021	513,156	2022	802,283
Thereafter	2,495,686	Thereafter	3,595,103

	$5,436,083		$8,403,906